Stock-Based Compensation - Summary of Stock Options Outstanding and Exercised Under Prior and Existing Stock Incentive Plans (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options Outstanding, Weighted Average Exercise Price, and Additional Disclosures [Abstract]
Stock Options/Shares, Outstanding at Beginning of the Period	25,725,708	33,649,198	46,724,765
Stock Options/Shares, Granted	1,644,288	1,122,697	1,246,451
Stock Options/Shares, Exercised	(10,163,668)	(8,721,834)	(13,851,590)
Stock Options/Shares, Cancelled	(147,087)	(324,353)	(470,428)
Stock Options/Shares, Outstanding at End of the Period	17,059,241	25,725,708	33,649,198
Stock Options/Shares, Exercisable at End of Period	13,856,142	22,446,095	28,923,260
Weighted-Average Exercise Price, Outstanding at Beginning of the Period	$ 29.82	$ 29.31	$ 29.12
Weighted-Average Exercise Price, Granted	39.50	44.28	40.32
Weighted-Average Exercise Price, Exercised	31.09	29.59	29.59
Weighted-Average Exercise Price, Cancelled	35.18	32.93	31.12
Weighted-Average Exercise Price, Outstanding at End of the Period	29.95	29.82	29.31
Weighted-Average Exercise Price, Exercisable at End of Period	$ 27.53	$ 28.68	$ 28.79
Weighted-Average Remaining Contractual Term, Outstanding at the End of the Period	4 years 1 month 6 days	3 years 7 months 6 days	4 years
Weighted-Average Remaining Contractual Term, Exercisable at End of Period	3 years 1 month 6 days	3 years	3 years 4 months 24 days
Aggregate Intrinsic Value, Outstanding at the End of the Period	$ 365	$ 331	$ 526
Aggregate Intrinsic Value, Exercisable at End of Period	$ 330	$ 314	$ 467